INCOME TAX EXPENSE AND DEFERRED TAXES	12 Months Ended
Dec. 31, 2022
INCOME TAX EXPENSE AND DEFERRED TAXES
INCOME TAX EXPENSE AND DEFERRED TAXES

10 – INCOME TAX EXPENSE AND DEFERRED TAXES

10.1        Income tax expense

The current and deferred income tax expenses are detailed as follows:

Details	12.31.2022	12.31.2021	12.31.2020
	ThCh$	ThCh$	ThCh$
Current income tax expense	(63,245,293)	(45,614,890)	(55,522,189)
Current tax adjustment previous period	311,931	2,284,477	735,907
Foreign dividends tax withholding expense	(11,129,734)	(2,877,817)	(6,987,142)
Other current tax expense (income)	—	114,130	47,569
Current income tax expense	(74,063,096)	(46,094,100)	(61,725,855)
Expense (income) for the creation and reversal of temporary differences of deferred tax and others	(30,281,542)	(83,220)	6,820,456
Expense (income) for deferred taxes	(30,281,542)	(83,220)	6,820,456
Total income tax expense	(104,344,638)	(46,177,320)	(54,905,399)

The distribution of national and foreign tax expenditure is as follows:

Income taxes	12.31.2022	12.31.2021	12.31.2020
	ThCh$	ThCh$	ThCh$
Current taxes
Foreign	(61,250,403)	(37,363,624)	(39,128,690)
National	(12,812,693)	(8,730,476)	(22,597,165)
Current tax expense	(74,063,096)	(46,094,100)	(61,725,855)
Deferred taxes
Foreign	(4,596,695)	6,942,925	7,280,487
National	(25,684,847)	(7,026,145)	(460,031)
Deferred tax expense	(30,281,542)	(83,220)	6,820,456
Income Tax expense	(104,344,638)	(46,177,320)	(54,905,399)

The reconciliation of the tax expense using the statutory rate with the tax expense using the effective rate is as follows:

Reconciliation of effective rate	12.31.2022	12.31.2021	12.31.2020
	ThCh$	ThCh$	ThCh$
Net income before taxes	232,803,625	203,208,988	178,022,719
Tax expense at legal rate (27.0%)	(62,856,979)	(54,866,427)	(48,066,134)
Effect of tax rate in other jurisdictions	(2,820,546)	860,745	1,032,950

Permanent differences:
Withholding and other non-taxable income	(11,536,654)	(10,868,055)	(2,417,582)
Non-deductible expenses	(3,622,958)	(2,935,310)	(6,007,898)
Tax effect on excess tax provision in previous periods	(81,258)	13,250,594	113,747
Tax effect of price-level restatement for Chilean companies	(33,196,408)	(15,794,098)	(5,936,464)
Subsidiaries tax withholding expense and other legal tax debits and credits	9,770,165	24,175,231	6,375,982
Adjustments to tax expense	(38,667,113)	7,828,362	(7,872,215)
Tax expense at effective rate	(104,344,638)	(46,177,320)	(54,905,399)
Effective rate	44.8%	22.7%	30.8%

The applicable income tax rates in each of the jurisdictions where the Company operates are the following:

	Rate
Country	2022	2021	2020
Chile	27.00%	27.00%	27.00%
Brazil	34.00%	34.00%	34.00%
Argentina	35.00%	35.00%	30.00%
Paraguay	10.00%	10.00%	10.00%

The entry into force of Argentine Law No. 27.630 amended the Income Tax Law and established corporate income tax rates. The Law replaces the fixed tax rate of 30% applicable for 2021 and 25% for 2022 onwards with a progressive tax scale according to the following scheme: earnings up to ARS 5,000,000 are taxed at 25%, earnings between ARS 5,000,000 and ARS 50,000,000 are taxed at 30% and earnings above ARS 50,000,000 are taxed at 35%.

10.2        Deferred taxes

The net cumulative balances of temporary differences resulted in deferred tax assets and liabilities, which are detailed as follows:

	12.31.2022		12.31.2021
Temporary differences	Assets	Liabilities	Assets	Liabilities
	ThCh$	ThCh$	ThCh$	ThCh$
Property, plant and equipment	5,351,293	(58,230,728)	5,944,185	(52,435,301)
Obsolescence provision	1,871,168	—	1,696,051	—
ICMS exclusion credit(1)	2,686,693	—	—	(4,925,230)
Employee benefits	5,033,868	(3,348)	3,163,172	(115,828)
Provision for severance indemnity	2,789,893	(42,264)	271,789	(271,367)
Tax loss carry forwards (2)	5,569,124	—	4,292,863	(698)
Tax goodwill Brazil	—	(9,081,512)	—	(3,126,125)
Contingency provision	27,145,591	—	30,216,275	—
Foreign Exchange differences (3)	11,478,538	—	7,165,844	—
Allowance for doubtful accounts	803,608	—	638,484	—
Coca-Cola incentives (Argentina)	633,919	—	—	—
Assets and liabilities for placement of bonds	—	(610,594)	—	(2,081,271)
Financial expense	—	(1,894,010)	—	—
Lease liabilities	1,874,166	—	1,781,922	—
Inventories	1,312,833	—	652,669	—
Distribution rights	—	(154,669,995)	—	(151,228,739)
Hedge derivatives	—	—	—	—
Prepaid income	5,339,265	(8,287)	1,711,461	—
Spare parts	—	(4,142,782)	—	(3,374,376)
Intangibles	69,395	(7,388,202)	130	(5,440,229)
Others	5,282,818	(4,520,673)	4,194,697	(5,326,478)
Subtotal	77,242,172	(240,592,395)	61,729,542	(228,325,642)
Offsetting of deferred tax assets/(liabilities)	(74,813,839)	74,813,839	(59,870,815)	59,870,815
Total assets and liabilities net	2,428,333	(165,778,556)	1,858,727	(168,454,827)
(1)	See Note 6 for more information about ICMS exclusion credit.
(2)	Tax losses mainly associated with entities in Chile. Tax losses have no expiration date in Chile.
(3)	Corresponds to deferred taxes for exchange rate differences generated on the translation of debts expressed in foreign currency that for tax purposes are recognized when incurred.

Deferred tax account movements are as follows:

Movement	12.31.2022	12.31.2021
	ThCh$	ThCh$
Opening balance	166,596,100	151,743,678
Increase (decrease) in deferred tax	(8,090,171)	4,507,688
Increase (decrease) due to foreign currency translation(*)	4,844,294	10,344,734
Total movements	(3,245,877)	14,852,422
Ending balance	163,350,223	166,596,100

(*)    Includes IAS 29 effects due to inflation in Argentina